Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Net Revenue	$ 410,630	$ 388,657	$ 811,152	$ 776,888
Ireland
Segment Reporting Information [Line Items]
Net Revenue	95,653	105,413	196,488	219,503
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	79,436	78,540	155,078	162,628
United States
Segment Reporting Information [Line Items]
Net Revenue	193,377	164,300	377,467	314,364
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 42,164	$ 40,404	$ 82,119	$ 80,393